Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	TOWER SEMICONDUCTOR LTD
Entity Central Index Key	0000928876
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 106,559	$ 123,398
Inerest bearing deposits, including designated deposits	10,000	10,000
Trade accounts receivable	87,118	79,354
Other receivables	12,105	5,379
Inventories	71,195	65,570
Other current assets	15,236	14,804
Total current assets	302,213	298,505
LONG-TERM INVESTMENTS	13,440	12,963
PROPERTY AND EQUIPMENT, NET	383,792	434,468
INTANGIBLE ASSETS, NET	39,716	47,936
GOODWILL	7,000	7,000
OTHER ASSETS, NET	16,145	13,768
TOTAL ASSETS	762,306	814,640
CURRENT LIABILITIES
Current maturities of debentures and short-term bank debt	35,207	49,923
Trade accounts payable	74,678	81,372
Deferred revenue and short-term customers' advances	3,261	1,784
Other current liabilities	31,870	36,240
Total current liabilities	145,016	169,319
LONG-TERM LOANS FROM BANKS	103,899	94,992
DEBENTURES	203,081	193,962
LONG-TERM CUSTOMERS' ADVANCES	7,182	7,407
EMPLOYEE RELATED LIABILITIES	74,237	77,963
DEFERRED TAX LIABILITY	22,522	26,804
OTHER LONG-TERM LIABILITIES	22,167	24,168
Total liabilities	578,104	594,615
SHAREHOLDERS' EQUITY	184,202	220,025
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 762,306	$ 814,640

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 125,236	$ 168,637	$ 237,883	$ 336,650
COST OF REVENUES	113,014	140,299	223,086	285,564
GROSS PROFIT	12,222	28,338	14,797	51,086
OPERATING COSTS AND EXPENSES
Research and development	7,396	7,582	16,891	15,582
Marketing, general and administrative	10,942	9,695	20,987	22,195
Reorganization costs		5,789		5,789
Amortization related to a lease agreement early termination	1,866		3,732
TOTAL OPERATING COSTS AND EXPENSES	20,204	23,066	41,610	43,566
OPERATING PROFIT (LOSS)	(7,982)	5,272	(26,813)	7,520
INTEREST EXPENSES, NET	(8,305)	(6,925)	(16,332)	(15,088)
OTHER FINANCING EXPENSE, NET	(8,213)	(1,784)	(7,227)	(12,150)
OTHER INCOME (EXPENSE), NET	201	(1,019)	(59)	(1,019)
LOSS BEFORE INCOME TAX	(24,299)	(4,456)	(50,431)	(20,737)
INCOME TAX BENEFIT (EXPENSE)	1,412	(4,948)	4,393	(7,984)
LOSS FOR THE PERIOD	$ (22,887)	$ (9,404)	$ (46,038)	$ (28,721)
BASIC LOSS PER ORDINARY SHARE
Loss per share	$ (0.59)	$ (0.43)	$ (1.44)	$ (1.31)
Weighted average number of ordinary shares outstanding - in thousands	39,073	22,018	31,924	21,899

CONSOLIDATED COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED COMPREHENSIVE INCOME (LOSS) [Abstract]
Loss for the period	$ (22,887)	$ (9,404)	$ (46,038)	$ (28,721)
Foreign currency translation adjustment	(3,609)	3,029	(10,432)	(2,668)
Change in employees plan assets and benefit obligations, net of taxes	(1,064)	(933)	(1,531)	(369)
Comprehensive loss for the period	$ (27,560)	$ (7,308)	$ (58,001)	$ (31,758)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS - OPERATING ACTIVITIES
Loss for the period	$ (46,038)	$ (28,721)
Income and expense items not involving cash flows:
Depreciation and amortization	77,258	84,464
Effect of indexation, translation and fair value measurement on debt	(3,631)	6,730
Other expense, net	59	1,019
Changes in assets and liabilities:
Trade accounts receivable	(11,064)	(17,430)
Other receivables and other current assets	(6,560)	(2,958)
Inventories	(6,759)	4,273
Trade accounts payable	7,311	3,367
Deferred revenue and customers' advances	1,270	(1,390)
Other current liabilities	(3,631)	1,294
Deferred tax liability, net	(2,242)	7,776
Other long-term liabilities and employees related liabilities	3,179	334
Net cash provided by operating activities before reorganization	9,152	58,758
Reorganization - retirement plan		(8,851)
Net cash provided by operating activities	9,152	49,907
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment	(42,279)	(51,334)
Proceeds related to sale and disposal of property and equipment	1,524
Investments in other assets, intangible assets and others	(327)	(4,369)
Interest bearing deposits, including designated deposits		(31,572)
Net cash used in investing activities	(41,082)	(87,275)
CASH FLOWS - FINANCING ACTIVITIES
Proceeds on account of debentures and shareholders' equity	20,042	78,913
Proceeds from long-term loans		14,443
Short-term bank debt		3,800
Debts repayment		(21,314)
Net cash provided by (used in) financing activities	20,042	75,842
Effect of foreign exchange rate change	(4,951)	(534)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(16,839)	37,940
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	123,398	101,149
CASH AND CASH EQUIVALENTS - END OF PERIOD	106,559	139,089
NON-CASH ACTIVITIES
Investments in property and equipment	8,057	16,033
Proceeds receivables related rights offering	1,325
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest	15,586	18,620
Cash paid during the period for income taxes	$ 190	$ (1,085)

GENERAL	6 Months Ended
Jun. 30, 2013
GENERAL [Abstract]
GENERAL
NOTE 1          -      GENERAL

A.	Basis for Presentation

(1)
The condensed interim consolidated financial statements of Tower Semiconductor Ltd. ("Tower") include the financial statements of Tower and its wholly-owned subsidiaries  (i) Jazz Technologies, Inc. the parent company and its wholly-owned subsidiary, Jazz Semiconductor, Inc, an independent semiconductor foundry focused on specialty process technologies for the manufacture of analog intensive mixed-signal semiconductor devices (Jazz Technologies, Inc. and its wholly-owned subsidiaries are collectively referred to herein as "Jazz"), and (ii) TowerJazz Japan Ltd. ("TJP"), an independent semiconductor foundry in Nishiwaki, Japan. Tower and its wholly-owned subsidiaries are referred to as the "Company".

(2)	The interim consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles ("US GAAP").

The Company's consolidated financial statements include TJP results as from June 3, 2011. The Company's consolidated financial statements are presented after elimination of inter-company transactions and balances. The unaudited condensed interim consolidated financial statements as of June 30, 2013 of the Company should be read in conjunction with the audited consolidated financial statements of the Company as of December 31, 2012 and for the year then ended, including the notes thereto.

In the opinion of management, the interim financial statements include all adjustments necessary for a fair presentation of the financial position and results of operations as of the date and for the interim periods presented. The results of operations for the interim periods are not necessarily indicative of the results to be expected on a full-year basis.

(3)	Certain amounts in prior periods' financial statements have been reclassified in order to conform to the 2013 presentation.

B.	Financing the Debt Obligations and Other Liabilities

Following the recent economic slowdown in Europe and worldwide and following the conditions in the financial markets, market analysts are currently cautious with respect to the global economic conditions forecasted for 2013 and beyond, and there can be no assurance that global economic conditions will not negatively affect the Company's business and financial position. There is no assurance that a downturn in the semiconductor industry and/or in the global economy will not occur. The effects of a downturn in the semiconductor industry and/or in the global economy may include global decreased demand, downward price pressure, excess inventory and unutilized capacity worldwide, which may negatively impact consumer and customer demand for the Company's products and the end products of the Company's customers. A downturn or a weakness in the semiconductor industry and/or in the global economy and/or in the Company's customer base and/ or customers' products base, may adversely affect the Company's ability to  maintain its customers' existing demand for products, attract new customers and new business to its current fabs, increase the utilization rates in its manufacturing facilities and maintain them at a high level that would suffice to cover its fixed costs, and , maintain commercial relationships with its customers, suppliers, and creditors, including its lenders, continue its capacity growth, and improve the Company's future financial results and position, including its ability to raise funds in the capital markets and to fulfill its debt obligations and other liabilities, comprised mainly of banks' loans and debentures.

The Company is exploring various ways to fund its growth plans and the ramp-up of its business technology capabilities, manufacturing capacity and capabilities, increase its utilization rates and achieve and maintain high utilization rates in all of its manufacturing facilities, and fulfill its debt obligations and other liabilities. However there is no assurance as to the extent of such funding or when, if at all, such funding will be available to the Company. Such funding may include, among other things, debt restructuring and/or refinancing, possible financing transactions, sales of assets, intellectual property licensing, possible sale and lease-backs of real estate assets and improving cash flow from operations thorough operating efficiencies.

See further details in Notes 3, 7B, 12B, 13, 17 to the 2012 audited consolidated financial statements and Note 2 below.

RECENT DEVELOPMENTS	6 Months Ended
Jun. 30, 2013
RECENT DEVELOPMENTS [Abstract]
RECENT DEVELOPMENTS
NOTE 2          -      RECENT DEVELOPMENTS

A.	2013 Rights Offering.

In June 2013 the Company executed an equity rights offering to eligible security holders. As a result of the rights offering, the Company received aggregate proceeds of approximately $40,000, including approximately $18,000 through the exercise of Series 8 Warrants issued in this rights offering and exercised in July 2013. The remaining Series 8 Warrants, which were not exercised, expired on July 22, 2013.

B.	Israeli Bank Loans extension.

In March 2013, the Company and the Israeli banks extended the maturity dates of the existing $131,000 loans, to be paid in 10 quarterly  installments, starting in March 2014 and ending in June 2016, with repayments being made in the following amounts:

•
Two installments of $5,000 in March and June 2014, two installments of $10,000 in September and December 2014, two installments of $15,000  in March and June 2015, three installments of $20,000 in September 2015, December 2015 and March 2016, and a final installment of approximately $11,100 due June 2016.

•	The agreement with the banks also contains, amongst others, a mechanism for prepayment of principal based on amounts that the Company may raise from new funding sources

C.	Income Tax Audit

In June 2013, the U.S. tax authorities commenced an audit of Jazz's tax returns for 2011, and required certain reports and data in connection with the tax returns of Jazz for this year. There is no indication to date whether Jazz will be required to pay any additional taxes pursuant to this audit.

RECENT DEVELOPMENTS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		6 Months Ended
	Jul. 30, 2013	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Recent Developments [Line Items]
Proceeds on account of debentures and shareholders' equity	$ 40,000		$ 20,042	$ 78,913
Loans outstanding from Israeli Banks		131,000
Number of installments		10
Installment Group One [Member]
Recent Developments [Line Items]
Number of installments		2
Quarterly installment amount		5,000
Installment Group Two [Member]
Recent Developments [Line Items]
Number of installments		2
Quarterly installment amount		10,000
Installment Group Three [Member]
Recent Developments [Line Items]
Number of installments		2
Quarterly installment amount		15,000
Installment Group Four [Member]
Recent Developments [Line Items]
Number of installments		3
Quarterly installment amount		20,000
Installment Group Five [Member]
Recent Developments [Line Items]
Number of installments		1
Quarterly installment amount		11,100
Series 8 Warrants [Member]
Recent Developments [Line Items]
Proceeds on account of debentures and shareholders' equity	$ 18,000